Stockholders' Equity (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense			$ 1,205,682	$ 1,033,143	$ 1,579,921	$ 353,120
Cost of revenue [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 529	$ 333	1,870	3,279	4,302	117,147
Sales and marketing expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	981	1,039	3,202	908	1,784
Product development expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	14,380	3,396	33,640	36,628	166,783
General and administrative expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	211,818	148,714	610,848	436,206	665,556	50,599
Total stock compensation expense [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 227,708	$ 153,482	$ 649,560	$ 477,021	$ 838,425	$ 167,746